ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	As of December 31,
	2025	2024

Accounts receivable	$1,130,188	$1,743,761
Less: allowance for expected credit losses	(382,245)	(383,105)
	$747,943	$1,360,656

The movement of allowances for expected credit losses is as follow:

	As of December 31,
	2025	2024

Balance at beginning, January 1	$(383,105)	$—
Allowance for expected credit losses	—	(383,105)
Foreign currency translation	860	—
Balance at end, December 31,	$(382,245)	$(383,105)

For the years ended December 31, 2025, 2024 and 2023, the Company has assessed the probable loss and made an allowance for expected credit losses of $0, $383,105, and $0 on accounts receivable, respectively.